Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

22. Events after the reporting period

The Company has evaluated subsequent events through April 2, 2026, which is the date the consolidated financial statements were authorized for issuance, and did not identify any significant event after the reporting period that needs to be disclosed.